Statements of Net Assets Available for Benefits - MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Investments at Fair Value
Investments at fair value		$ 140,378,946	$ 140,594,330
Notes Receivable from Participants		2,123,752	2,068,522
Net Assets Available for Benefits		142,502,698	142,662,852
Money Market Funds [Member]
Investments at Fair Value
Investments at fair value		6,432,444	8,508,755
Mutual Funds [Member]
Investments at Fair Value
Investments at fair value		78,744,813	75,813,247
Common Collective Trusts [Member]
Investments at Fair Value
Investments at fair value	[1]	55,077,119	56,061,735
Stock Fund [Member]
Investments at Fair Value
Investments at fair value		$ 124,570	$ 210,593

[1]	In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.